Concentration of Credit Risk (Tables)	12 Months Ended
Jun. 30, 2017
Risks and Uncertainties [Abstract]
Fair Value, Concentration of Risk [Table Text Block]
Details of major customers accounting for 10% or more of the Company’s sales or trade receivables are as follows:
	Sales		Trade receivables
	2017	2016	2017	2016
Customer A	11.22%	6.46%	6.46%	21.83%
Customer B	4.13%	11.61%	24.36%	0.00%
Customer C	15.21%	0.00%	10.16%	0.00%
Customer D	5.83%	29.52%	31.08%	12.31%

Details of suppliers accounting for 10% or more of the Company’s purchases or trade payables are as follows:
	Purchases		Trade payables
	2017	2016	2017	2016
Supplier A	33.77%	18.50%	0.00%	9.67%
Supplier B	37.93%	46.00%	10.35%	38.70%
Supplier C	0.00%	0.00%	53.03%	27.76%
Supplier D	21.09%	0.00%	0.00%	0.00%